Provisions for Sundry Creditors	6 Months Ended
Jun. 30, 2018
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Provisions for Sundry Creditors

NOTE 17. PROVISIONS FOR SUNDRY CREDITORS

As of June 30, 2018 and December 31, 2017, the provisions for sundry creditors and others is as follows:

	June 30, 2018		December 31, 2017
Provision for plugging of wells (Note 12)	Ps.	73,160,276	Ps.	68,797,600
Provision for trials in process (Note 18)		9,502,852		7,812,689
Provision for environmental costs		11,320,443		11,067,134

	Ps.	93,983,571	Ps.	87,677,423